Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movement in property, plant and equipment

	Land and buildings £ million	Plant and equipment £ million	Fixtures and fittings £ million	Returnable bottles and crates £ million	Under construction £ million	Total £ million
Cost
At 30 June 2018	1,585	4,102	126	534	432	6,779
Exchange differences	16	54	1	4	10	85
Sale of businesses	(2)	(7)	(1)	—	—	(10)
Additions	42	180	9	31	383	645
Disposals	(16)	(32)	(13)	(21)	(2)	(84)
Transfers	87	218	3	18	(329)	(3)
At 30 June 2019	1,712	4,515	125	566	494	7,412
Recognition of right-of-use asset on adoption of IFRS 16	173	63	—	—	—	236
Adjusted balance at 1 July 2019	1,885	4,578	125	566	494	7,648
Exchange differences	(10)	(22)	—	(1)	(9)	(42)
Additions	202	156	13	34	439	844
Disposals	(46)	(86)	(20)	(37)	(1)	(190)
Transfers	110	242	9	13	(374)	—
At 30 June 2020	2,141	4,868	127	575	549	8,260
Depreciation
At 30 June 2018	467	1,761	91	371	—	2,690
Exchange differences	4	23	—	3	—	30
Depreciation charge for the year	49	216	13	33	—	311
Sale of businesses	—	(4)	—	—	—	(4)
Disposals	(9)	(25)	(12)	(17)	—	(63)
Transfers	—	(6)	(1)	—	—	(7)
At 30 June 2019	511	1,965	91	390	—	2,957
Exchange differences	—	(5)	(1)	(2)	—	(8)
Depreciation charge for the year	106	260	15	36	—	417
Exceptional impairment	20	114	—	6	—	140
Disposals	(40)	(78)	(19)	(35)	—	(172)
At 30 June 2020	597	2,256	86	395	—	3,334
Carrying amount
At 30 June 2020	1,544	2,612	41	180	549	4,926
At 30 June 2019	1,201	2,550	34	176	494	4,455
At 30 June 2018	1,118	2,341	35	163	432	4,089